Accrued expenses and other current liabilities	6 Months Ended
Mar. 31, 2026
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Payroll payable	$379,015	$316,076
Interest payable	303,537	113,295
Accrued expenses	34,504	5,554
Accrued expenses and other current liabilities	$717,056	$434,925